VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 1.2%
25,677	(1)	EchoStar Corp.	$469,632	0.1
12,567	(1)	Gogo, Inc.	182,222	0.0
17,245		Gray Television, Inc.	150,376	0.0
4,128	(1)	IDT Corp.	140,682	0.0
5,000		Iridium Communications, Inc.	309,650	0.1
9,084		John Wiley & Sons, Inc.	352,187	0.1
65,604	(1)	Liberty Latin America Ltd.	541,889	0.1
24,379	(1)	Liberty Latin America Ltd. - Class A	202,589	0.0
47,622	(1)	Lions Gate Entertainment Corp. - Class A	527,176	0.1
22,989	(1)	Magnite, Inc.	212,878	0.1
37,287	(1)	Ooma, Inc.	466,460	0.1
20,300	(1)	QuinStreet, Inc.	322,161	0.1
11,820		Shutterstock, Inc.	858,132	0.2
18,214	(1)	Thryv Holdings, Inc.	420,015	0.1
17,753	(1)	Yelp, Inc.	545,017	0.1
			5,701,066	1.2

		Consumer Discretionary: 10.3%
35,544	(1)	2U, Inc.	243,476	0.1
3,650		Aaron's Co., Inc./The	35,259	0.0
25,235	(1)	Abercrombie & Fitch Co. - Class A	700,271	0.2
13,304		Academy Sports & Outdoors, Inc.	868,086	0.2
42,614		Acushnet Holdings Corp.	2,170,757	0.5
41,974	(1)	American Axle & Manufacturing Holdings, Inc.	327,817	0.1
26,748		Bloomin Brands, Inc.	686,086	0.1
18,029		Bluegreen Vacations Holding Corp.	493,634	0.1
11,488	(1)	Boot Barn Holdings, Inc.	880,440	0.2
3,706		Boyd Gaming Corp.	237,629	0.1
39,304	(1)	Bright Horizons Family Solutions, Inc.	3,026,015	0.7
1,900	(1)	Brinker International, Inc.	72,200	0.0
39,031		Brunswick Corp.	3,200,542	0.7
22,522		Carter's, Inc.	1,619,782	0.3
68,123	(1)	Chegg, Inc.	1,110,405	0.2
12,663	(1)	CROCS, Inc.	1,601,110	0.3
5,551	(1)	Deckers Outdoor Corp.	2,495,452	0.5
3,102	(2)	Dillards, Inc.	954,423	0.2
13,372		Dine Brands Global, Inc.	904,482	0.2
30,440	(1)	Everi Holdings, Inc.	522,046	0.1
2,094	(1)	Genesco, Inc.	77,227	0.0
3,126	(1)	G-III Apparel Group Ltd.	48,609	0.0
32,094	(1)	Goodyear Tire & Rubber Co.	353,676	0.1
6,954	(1)	Helen of Troy Ltd.	661,812	0.1
8,625		Hibbett, Inc.	508,703	0.1
13,157	(1)	Hilton Grand Vacations, Inc.	584,566	0.1
22,335		LCI Industries	2,453,946	0.5
168,116	(1)	Leslie's, Inc.	1,850,957	0.4
5,090		Marriott Vacations Worldwide Corp.	686,437	0.2
2,994		Meritage Homes Corp.	349,579	0.1
20,540		Monarch Casino & Resort, Inc.	1,523,041	0.3
41,228	(1)	National Vision Holdings, Inc.	776,736	0.2
3,341	(1)	ODP Corp./The	150,278	0.0
2,365	(1)	Overstock.com, Inc.	47,939	0.0
5,454		Patrick Industries, Inc.	375,290	0.1
36,483	(1)	Planet Fitness, Inc.	2,833,635	0.6
2,044		RCI Hospitality Holdings, Inc.	159,780	0.0
28,229	(1)	SeaWorld Entertainment, Inc.	1,730,720	0.4
13,874		Signet Jewelers Ltd.	1,079,120	0.2
124,049	(1)	Sonos, Inc.	2,433,841	0.5
44,570	(1)	Taylor Morrison Home Corp.	1,705,248	0.4
6,603		Thor Industries, Inc.	525,863	0.1
34,023	(1)	Tri Pointe Homes, Inc.	861,462	0.2
29,112		Upbound Group, Inc.	713,535	0.2
129,373		Wendy's Company	2,817,744	0.6
4,763	(1)	XPEL, Inc.	323,646	0.1
9,713	(1)	Zumiez, Inc.	179,108	0.0
			47,962,410	10.3

		Consumer Staples: 5.7%
10,288		Andersons, Inc.	425,100	0.1
58,036	(1)	BJ's Wholesale Club Holdings, Inc.	4,414,798	1.0
9,567		Casey's General Stores, Inc.	2,070,873	0.4
29,054	(1)	Central Garden & Pet Co. - Class A - CENTA	1,135,140	0.2
600		Coca-Cola Consolidated, Inc.	321,048	0.1
7,002	(1)	Darling Ingredients, Inc.	408,917	0.1
21,271		Edgewell Personal Care Co.	902,316	0.2
18,586	(1)	elf Beauty, Inc.	1,530,557	0.3
27,610	(1),(2)	Freshpet, Inc.	1,827,506	0.4
67,163	(1)	Herbalife Nutrition Ltd.	1,081,324	0.2
559	(1)	Hostess Brands, Inc.	13,918	0.0
223	(1)	John B Sanfilippo & Son, Inc.	21,617	0.0
360	(1)	Lancaster Colony Corp.	73,043	0.0
10,029		Medifast, Inc.	1,039,706	0.2
56,661	(1)	Performance Food Group Co.	3,418,925	0.7
236,180		Primo Water Corp.	3,625,363	0.8
55,232		SpartanNash Co.	1,369,754	0.3
19,983	(1)	Sprouts Farmers Market, Inc.	700,004	0.2
710	(1)	TreeHouse Foods, Inc.	35,615	0.0
282	(1)	USANA Health Sciences, Inc.	17,743	0.0
132,836		Utz Brands, Inc.	2,187,809	0.5
			26,621,076	5.7

		Energy: 2.8%
4,355	(2)	Arch Resources, Inc.	572,508	0.1
6,133		Berry Corp.	48,144	0.0
30,551		ChampionX Corp.	828,849	0.2
3,852		Chord Energy Corp.	518,479	0.1
10,404	(1)	CNX Resources Corp.	166,672	0.0
1,594		CONSOL Energy, Inc.	92,882	0.0
9,297		CVR Energy, Inc.	304,756	0.1
5,317		Delek US Holdings, Inc.	122,025	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
31,651		DT Midstream, Inc.	$1,562,610	0.3
13,927	(1)	Green Plains, Inc.	431,598	0.1
2,700		Helmerich & Payne, Inc.	96,525	0.0
59,444		Liberty Energy, Inc.	761,478	0.2
24,613		Magnolia Oil & Gas Corp.	538,533	0.1
20,080		Matador Resources Co.	956,812	0.2
18,525		Murphy Oil Corp.	685,055	0.2
67,655	(1)	NexTier Oilfield Solutions, Inc.	537,857	0.1
9,900	(1)	Oceaneering International, Inc.	174,537	0.1
10,422	(1)	Oil States International, Inc.	86,815	0.0
27,200		Ovintiv, Inc.	981,376	0.2
33,186		Patterson-UTI Energy, Inc.	388,276	0.1
10,604		PBF Energy, Inc.	459,789	0.1
15,363		PDC Energy, Inc.	985,997	0.2
4,783	(1)	Peabody Energy Corp.	122,445	0.0
4,343	(1)	REX American Resources Corp.	124,166	0.0
29,152		Select Energy Services, Inc.	202,898	0.1
28,524		SM Energy Co.	803,236	0.2
4,428		Solaris Oilfield Infrastructure, Inc.	37,815	0.0
24,244	(1)	Southwestern Energy Co.	121,220	0.0
8,920	(1)	Weatherford International PLC	529,402	0.1
			13,242,755	2.8

		Financials: 15.8%
8,199		American Equity Investment Life Holding Co.	299,182	0.1
11,337		Ameris Bancorp.	414,708	0.1
3,900		Amerisafe, Inc.	190,905	0.0
17,590	(2)	Ares Commercial Real Estate Corp.	159,893	0.0
68,787	(1)	AssetMark Financial Holdings, Inc.	2,163,351	0.5
16,400		Atlantic Union Bankshares Corp.	574,820	0.1
29,958	(1)	Avantax, Inc.	788,495	0.2
10,663	(1)	Axos Financial, Inc.	393,678	0.1
4,763		Banc of California, Inc.	59,680	0.0
8,952	(1)	Bancorp, Inc.	249,313	0.1
22,891		Bank of NT Butterfield & Son Ltd.	618,057	0.1
65,122		BankUnited, Inc.	1,470,455	0.3
8,800		Banner Corp.	478,456	0.1
21,100	(2)	Blackstone Mortgage Trust, Inc.	376,635	0.1
9,083	(1)	BRP Group, Inc.	231,253	0.1
12,791		Business First Bancshares, Inc.	219,110	0.1
16,741		Byline Bancorp, Inc.	361,940	0.1
1,863		Capital Bancorp, Inc.	31,000	0.0
8,347		Capital City Bank Group, Inc.	244,651	0.1
1,285		Cathay General Bancorp.	44,358	0.0
2,258		Central Pacific Financial Corp.	40,418	0.0
3,584	(1)	Coastal Financial Corp./WA	129,060	0.0
10,162		Columbia Banking System, Inc.	217,670	0.1
28,066		Commerce Bancshares, Inc.	1,637,651	0.4
2,800		Community Bank System, Inc.	146,972	0.0
35,945		ConnectOne Bancorp, Inc.	635,508	0.1
17,648		Cullen/Frost Bankers, Inc.	1,859,040	0.4
32,255		CVB Financial Corp.	538,013	0.1
26,063	(1)	Donnelley Financial Solutions, Inc.	1,064,934	0.2
19,835		Dynex Capital, Inc.	240,400	0.1
8,899		Eastern Bankshares, Inc.	112,305	0.0
5,355	(2)	Ellington Financial, Inc.	65,385	0.0
10,210		Employers Holdings, Inc.	425,655	0.1
15,087	(1)	Enova International, Inc.	670,315	0.2
13,892		Enterprise Financial Services Corp.	619,444	0.1
23,900		Essent Group Ltd.	957,195	0.2
22,528		Evercore, Inc.	2,599,281	0.6
6,136		EVERTEC, Inc.	207,090	0.1
2,552		FB Financial Corp.	79,316	0.0
10,900		Federated Hermes, Inc.	437,526	0.1
1,882		Financial Institutions, Inc.	36,285	0.0
17,572		First BanCorp. Puerto Rico	200,672	0.0
589		First BanCorp. Southern Pines NC	20,921	0.0
1,963		First Bancshares, Inc./The	50,704	0.0
2,169		First Bank/Hamilton NJ	21,907	0.0
342		First Citizens BancShares, Inc.	332,800	0.1
14,483		First Commonwealth Financial Corp.	180,024	0.0
90,761		First Financial Bancorp.	1,975,867	0.4
3,731		First Financial Corp.	139,838	0.0
5,241		First Foundation, Inc.	39,045	0.0
81,997		First Hawaiian, Inc.	1,691,598	0.4
4,397		First Horizon Corp.	78,179	0.0
73,060		First Interstate Bancsystem, Inc.	2,181,572	0.5
7,600		First Merchants Corp.	250,420	0.1
884	(1)	First Western Financial, Inc.	17,503	0.0
9,037		FirstCash Holdings, Inc.	861,859	0.2
7,700		FNB Corp.	89,320	0.0
51,010	(1)	Focus Financial Partners, Inc.	2,645,889	0.6
5,600		Glacier Bancorp., Inc.	235,256	0.1
12,495		Hancock Whitney Corp.	454,818	0.1
1,600	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,760	0.0
6,198		HBT Financial, Inc.	122,225	0.0
22,240		Heritage Commerce Corp.	185,259	0.0
5,057		Home Bancshares, Inc./Conway AR	109,788	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
4,321		HomeTrust Bancshares, Inc.	$106,253	0.0
3,584		Houlihan Lokey, Inc.	313,564	0.1
1,494		Independent Bank Corp.	98,036	0.0
63,231	(1)	International Money Express, Inc.	1,630,095	0.4
7,200		Jackson Financial, Inc.	269,352	0.1
3,731		James River Group Holdings Ltd.	77,045	0.0
6,237		Kearny Financial Corp./MD	50,644	0.0
9,673		Kinsale Capital Group, Inc.	2,903,351	0.6
7,835		KKR Real Estate Finance Trust, Inc.	89,241	0.0
59,700		Ladder Capital Corp.	564,165	0.1
1,326		Mercantile Bank Corp.	40,549	0.0
9,100		Merchants Bancorp/IN	236,964	0.1
1,746		Mid Penn Bancorp, Inc.	44,715	0.0
51,977		Moelis & Co.	1,997,996	0.4
11,633		Morningstar, Inc.	2,361,848	0.5
3,764	(1)	Mr Cooper Group, Inc.	154,211	0.0
700		MVB Financial Corp.	14,448	0.0
4,763		National Bank Holdings Corp.	159,370	0.0
964		Nelnet, Inc.	88,582	0.0
19,160	(1)	NMI Holdings, Inc.	427,843	0.1
99,466		OceanFirst Financial Corp.	1,838,132	0.4
32,697		OFG Bancorp	815,463	0.2
45,217		Old National Bancorp.	652,029	0.1
27,592		Old Second Bancorp, Inc.	387,944	0.1
2,115		Origin Bancorp, Inc.	67,997	0.0
8,292		Peapack-Gladstone Financial Corp.	245,609	0.1
2,552		PennyMac Financial Services, Inc.	152,125	0.0
2,552		Peoples Bancorp., Inc.	65,714	0.0
2,847		Pinnacle Financial Partners, Inc.	157,041	0.0
1,684		Piper Sandler Cos	233,419	0.1
12,078		PJT Partners, Inc.	871,911	0.2
16,298		Popular, Inc.	935,668	0.2
8,052		QCR Holdings, Inc.	353,563	0.1
37,777		Radian Group, Inc.	834,872	0.2
9,573	(1)	Remitly Global, Inc.	162,262	0.0
46,001	(1)	Repay Holdings Corp.	302,227	0.1
1,179		Republic Bancorp., Inc.	50,025	0.0
31,893		RLI Corp.	4,238,899	0.9
6,700		Seacoast Banking Corp. of Florida	158,790	0.0
2,300		Selective Insurance Group	219,259	0.1
37,513		ServisFirst Bancshares, Inc.	2,049,335	0.4
1,800		Sierra Bancorp.	30,996	0.0
4,400	(1)	Skyward Specialty Insurance Group, Inc.	96,228	0.0
5,547		SmartFinancial, Inc.	128,358	0.0
1,000		South Plains Financial, Inc.	21,410	0.0
3,200		Southside Bancshares, Inc.	106,240	0.0
17,330		SouthState Corp.	1,234,936	0.3
100,116		StepStone Group, Inc.	2,429,815	0.5
1,802		Stifel Financial Corp.	106,480	0.0
3,731	(1)	StoneX Group, Inc.	386,270	0.1
6,300		TowneBank/Portsmouth VA	167,895	0.0
10,500		Trico Bancshares	436,695	0.1
6,100		United Community Banks, Inc./GA	171,532	0.0
2,500		Univest Financial Corp.	59,350	0.0
20,877		Veritex Holdings, Inc.	381,214	0.1
5,400		Victory Capital Holdings, Inc.	158,058	0.0
775		Virtus Investment Partners, Inc.	147,552	0.0
13,451		Washington Federal, Inc.	405,144	0.1
2,600		WesBanco, Inc.	79,820	0.0
17,620	(1)	WEX, Inc.	3,240,142	0.7
47,724		Wintrust Financial Corp.	3,481,466	0.8
			73,710,784	15.8

		Health Care: 13.7%
38,005	(1)	2seventy bio, Inc.	387,651	0.1
36,281	(1)	Aclaris Therapeutics, Inc.	293,513	0.1
36,927	(1)	AdaptHealth Corp.	459,003	0.1
4,362	(1)	Adaptive Biotechnologies Corp.	38,516	0.0
136,509	(1),(2)	Agiliti, Inc.	2,181,414	0.5
12,370	(1)	Alector, Inc.	76,570	0.0
11,861	(1),(2)	Allogene Therapeutics, Inc.	58,593	0.0
73,477	(1)	Alphatec Holdings, Inc.	1,146,241	0.2
115,841	(1)	Amicus Therapeutics, Inc.	1,284,677	0.3
32,541	(1)	AnaptysBio, Inc.	708,092	0.2
9,231	(1)	Apellis Pharmaceuticals, Inc.	608,877	0.1
13,170	(1)	Arrowhead Pharmaceuticals, Inc.	334,518	0.1
14,235	(1)	Arvinas, Inc.	388,900	0.1
2,314	(1)	Atara Biotherapeutics, Inc.	6,711	0.0
31,176	(1)	Axonics, Inc.	1,700,963	0.4
22,535	(1),(2)	Axsome Therapeutics, Inc.	1,389,959	0.3
39,086	(1)	Azenta, Inc.	1,744,017	0.4
8,494	(1),(2)	Beam Therapeutics, Inc.	260,086	0.1
1,250	(1)	Biohaven Ltd.	17,075	0.0
1,194	(1)	Bluebird Bio, Inc.	3,797	0.0
5,426	(1)	Blueprint Medicines Corp.	244,116	0.1
6,348	(1)	Bridgebio Pharma, Inc.	105,250	0.0
6,704	(1),(2)	Cara Therapeutics, Inc.	32,917	0.0
17,934	(1)	CareDx, Inc.	163,917	0.0
52,886	(1)	Catalyst Pharmaceuticals, Inc.	876,850	0.2
85,854	(1)	Certara, Inc.	2,069,940	0.4
5,337		Chemed Corp.	2,869,972	0.6
16,179	(1)	Chinook Therapeutics, Inc.	374,544	0.1
16,098	(1)	Coherus Biosciences, Inc.	110,110	0.0
38,639	(1)	Cross Country Healthcare, Inc.	862,422	0.2
35,553	(1)	CTI BioPharma Corp.	149,323	0.0
5,828	(1)	Cutera, Inc.	137,657	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
21,315	(1)	Decibel Therapeutics, Inc.	$64,371	0.0
108,370	(1)	Definitive Healthcare Corp.	1,119,462	0.2
12,225	(1)	Enanta Pharmaceuticals, Inc.	494,379	0.1
58,906		Encompass Health Corp.	3,186,815	0.7
59,000	(1)	Envista Holdings Corp.	2,411,920	0.5
94,829	(1)	Fate Therapeutics, Inc.	540,525	0.1
8,347	(1),(2)	Fulgent Genetics, Inc.	260,593	0.1
95,050	(1)	Health Catalyst, Inc.	1,109,233	0.2
64,908	(1)	HealthEquity, Inc.	3,810,749	0.8
3,198	(1)	Heska Corp.	312,189	0.1
17,729	(1)	ICU Medical, Inc.	2,924,576	0.6
7,463	(1)	Inari Medical, Inc.	460,766	0.1
1,797	(1)	Inogen, Inc.	22,427	0.0
10,976	(1)	Inspire Medical Systems, Inc.	2,569,152	0.6
10,604	(1)	Intellia Therapeutics, Inc.	395,211	0.1
49,337	(1)	Invivyd, Inc.	59,204	0.0
5,547	(1)	iRhythm Technologies, Inc.	687,994	0.1
13,304	(1)	Joint Corp./The	223,906	0.1
9,257	(1)	Jounce Therapeutics, Inc.	17,125	0.0
16,735	(1)	Kronos Bio, Inc.	24,433	0.0
44,143	(1)	Kura Oncology, Inc.	539,869	0.1
16,546	(1)	Kymera Therapeutics, Inc.	490,258	0.1
8,222	(1)	MeiraGTx Holdings plc	42,508	0.0
5,343	(1)	ModivCare, Inc.	449,239	0.1
5,787	(1)	Natera, Inc.	321,294	0.1
3,778		National Healthcare Corp.	219,388	0.0
82,157	(1)	Neogen Corp.	1,521,548	0.3
16,552	(1)	NGM Biopharmaceuticals, Inc.	67,532	0.0
5,778	(1)	Omnicell, Inc.	338,995	0.1
12,862	(1)	OptimizeRx Corp.	188,171	0.0
34,323	(1)	Option Care Health, Inc.	1,090,442	0.2
20,376	(1)	Orthofix Medical, Inc.	341,298	0.1
3,958	(1)	Outset Medical, Inc.	72,827	0.0
4,362		Phibro Animal Health Corp.	66,826	0.0
33,581	(1)	PMV Pharmaceuticals, Inc.	160,181	0.0
90,451	(1)	Progyny, Inc.	2,905,286	0.6
3,142	(1)	Prothena Corp. PLC	152,293	0.0
9,424	(1)	PTC Therapeutics, Inc.	456,499	0.1
7,636	(1)	Quanterix Corp.	86,058	0.0
24,319	(1)	QuidelOrtho Corp.	2,166,580	0.5
40,307	(1)	Relay Therapeutics, Inc.	663,856	0.1
42,812	(1)	Revance Therapeutics, Inc.	1,378,974	0.3
29,498	(1)	REVOLUTION Medicines, Inc.	638,927	0.1
5,452	(1)	Sage Therapeutics, Inc.	228,766	0.1
12,927	(1)	Schrodinger, Inc./United States	340,368	0.1
6,831	(1)	Shockwave Medical, Inc.	1,481,166	0.3
15,895	(1)	SI-BONE, Inc.	312,655	0.1
8,641	(1)	SpringWorks Therapeutics, Inc.	222,419	0.0
2,726	(1)	Sutro Biopharma, Inc.	12,594	0.0
33,139	(1)	Syndax Pharmaceuticals, Inc.	699,896	0.2
47,711	(1)	Syneos Health, Inc.	1,699,466	0.4
36,723	(1)	Travere Therapeutics, Inc.	825,900	0.2
11,783	(1)	Twist Bioscience Corp.	177,688	0.0
35,180	(1)	Veradigm, Inc.	459,099	0.1
8,216	(1)	Vericel Corp.	240,893	0.1
44,993	(1)	Xencor, Inc.	1,254,855	0.3
1,283	(1)	Y-mAbs Therapeutics, Inc.	6,428	0.0
			64,102,263	13.7

		Industrials: 21.1%
40,957		ABM Industries, Inc.	1,840,608	0.4
31,287		ACCO Brands Corp.	166,447	0.0
44,256	(1)	Alaska Air Group, Inc.	1,856,982	0.4
1,300		Albany International Corp.	116,168	0.0
4,909		Apogee Enterprises, Inc.	212,314	0.0
18,833		Applied Industrial Technologies, Inc.	2,676,734	0.6
13,456		ArcBest Corp.	1,243,603	0.3
25,061		Argan, Inc.	1,014,219	0.2
13,543	(1)	Atkore, Inc.	1,902,521	0.4
69,278	(1)	AZEK Co., Inc./The	1,630,804	0.3
8,908		AZZ, Inc.	367,366	0.1
25,747	(1)	Beacon Roofing Supply, Inc.	1,515,211	0.3
16,651	(1)	Bloom Energy Corp.	331,854	0.1
6,257	(1)	BlueLinx Holdings, Inc.	425,226	0.1
4,254		Boise Cascade Co.	269,065	0.1
45,405		Brady Corp.	2,439,611	0.5
7,762		Brink's Co.	518,502	0.1
7,611	(1)	Builders FirstSource, Inc.	675,705	0.1
34,800	(1)	Casella Waste Systems, Inc.	2,876,568	0.6
11,432		Comfort Systems USA, Inc.	1,668,615	0.4
40,503		Douglas Dynamics, Inc.	1,291,641	0.3
104,749	(1)	Driven Brands Holdings, Inc.	3,174,942	0.7
8,273		Encore Wire Corp.	1,533,235	0.3
155,281	(1)	First Advantage Corp.	2,167,723	0.5
2,331		Forward Air Corp.	251,188	0.1
125,115	(1)	Gates Industrial Corp. PLC	1,737,847	0.4
12,422	(1)	Generac Holdings, Inc.	1,341,700	0.3
4,910	(1)	Gibraltar Industries, Inc.	238,135	0.1
25,250	(1)	GMS, Inc.	1,461,722	0.3
16,148	(1)	Great Lakes Dredge & Dock Corp.	87,684	0.0
192,300	(1)	Hayward Holdings, Inc.	2,253,756	0.5
10,458		Heidrick & Struggles International, Inc.	317,505	0.1
5,343		Herc Holdings, Inc.	608,568	0.1
13,304	(1)	Heritage-Crystal Clean, Inc.	473,755	0.1
248,138	(1)	Hillman Solutions Corp.	2,089,322	0.4
6,911		HNI Corp.	192,402	0.0
14,915	(1)	HUB Group, Inc.	1,251,965	0.3
21,450		KBR, Inc.	1,180,822	0.3
44,080		Kelly Services, Inc.	731,287	0.2
8,339		Kforce, Inc.	527,358	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
38,002		Knight-Swift Transportation Holdings, Inc.	$2,150,153	0.5
20,980		Korn Ferry	1,085,505	0.2
14,388		Landstar System, Inc.	2,579,193	0.6
18,219	(2)	Lincoln Electric Holdings, Inc.	3,080,833	0.7
5,842		Luxfer Holdings PLC	98,730	0.0
64,496	(1)	Lyft, Inc.	597,878	0.1
10,482	(1)	Mastec, Inc.	989,920	0.2
7,168		Matson, Inc.	427,715	0.1
62,715		MillerKnoll, Inc.	1,282,522	0.3
1,873		Moog, Inc.	188,705	0.0
48,493	(1)	MRC Global, Inc.	471,352	0.1
27,379		MSA Safety, Inc.	3,655,096	0.8
10,106		Mueller Industries, Inc.	742,589	0.2
431	(1)	MYR Group, Inc.	54,325	0.0
7,688	(1)	NEXTracker, Inc.	278,767	0.1
100,548	(1)	NOW, Inc.	1,121,110	0.2
16,630		Primoris Services Corp.	410,096	0.1
35,102	(1)	Radiant Logistics, Inc.	230,269	0.0
13,275	(1)	RBC Bearings, Inc.	3,089,491	0.7
12,720	(1)	Resideo Technologies, Inc.	232,522	0.0
46,810		Ritchie Bros Auctioneers, Inc.	2,634,935	0.6
19,098		Rush Enterprises, Inc. - Class A	1,042,751	0.2
25,742		Simpson Manufacturing Co., Inc.	2,822,353	0.6
54,847	(1)	Stericycle, Inc.	2,391,878	0.5
15,270	(1)	Sterling Infrastructure, Inc.	578,428	0.1
18,795		Terex Corp.	909,302	0.2
8,789	(1)	Titan Machinery, Inc.	267,625	0.1
20,269		Toro Co.	2,253,102	0.5
14,421	(1)	TriNet Group, Inc.	1,162,477	0.2
13,751		TTEC Holdings, Inc.	511,950	0.1
16,801		UFP Industries, Inc.	1,335,175	0.3
11,466		Unifirst Corp.	2,020,653	0.4
17,174	(1)	V2X, Inc.	682,151	0.1
4,558		Veritiv Corp.	615,968	0.1
62,883	(1)	Verra Mobility Corp.	1,063,980	0.2
8,347		Watts Water Technologies, Inc.	1,404,967	0.3
10,187		Wesco International, Inc.	1,574,299	0.3
82,815	(1)	WillScot Mobile Mini Holdings Corp.	3,882,367	0.8
17,937		Woodward, Inc.	1,746,526	0.4
22,487	(1)	Xometry, Inc.	336,630	0.1
			98,664,968	21.1

		Information Technology: 12.5%
30,649		Adeia, Inc.	271,550	0.1
44,012	(1)	Allegro MicroSystems, Inc.	2,112,136	0.5
17,334	(1)	Alpha & Omega Co.	467,151	0.1
2,253	(1)	Ambarella, Inc.	174,427	0.0
15,167	(1)	Asana, Inc.	320,479	0.1
10,000	(1)	Aviat Networks, Inc.	344,600	0.1
13,207	(1)	Avid Technology, Inc.	422,360	0.1
19,494		Badger Meter, Inc.	2,374,759	0.5
7,905		Belden, Inc.	685,917	0.1
17,125		Benchmark Electronics, Inc.	405,691	0.1
2,651	(1)	Blackline, Inc.	178,015	0.0
17,183	(1)	Box, Inc.	460,333	0.1
18,362	(1)	Calix, Inc.	984,020	0.2
3,417	(1)	Cerence, Inc.	95,984	0.0
131,942	(1)	Clearwater Analytics Holdings, Inc.	2,105,794	0.4
206,398	(1)	CommScope Holding Co., Inc.	1,314,755	0.3
41,191	(1)	Commvault Systems, Inc.	2,337,177	0.5
2,520	(1)	Consensus Cloud Solutions, Inc.	85,907	0.0
8,177	(1)	Digital Turbine, Inc.	101,068	0.0
18,226	(1),(2)	DigitalOcean Holdings, Inc.	713,912	0.2
3,584	(1)	Diodes, Inc.	332,452	0.1
110,024	(1)	eGain Corp.	835,082	0.2
31,029	(1)	Enfusion, Inc.	325,805	0.1
45,718	(1)	Envestnet, Inc.	2,682,275	0.6
27,787	(1)	EverCommerce, Inc.	293,986	0.1
2,620	(1)	Fabrinet	311,151	0.1
28,243	(1)	Guidewire Software, Inc.	2,317,338	0.5
134,767		Information Services Group, Inc.	685,964	0.1
58,227	(1)	Knowles Corp.	989,859	0.2
34,689	(1)	LiveRamp Holdings, Inc.	760,730	0.2
43,325	(1)	MACOM Technology Solutions Holdings, Inc.	3,069,143	0.7
12,567	(1),(2)	Marathon Digital Holdings, Inc.	109,584	0.0
7,020	(1)	MaxLinear, Inc.	247,174	0.1
364	(1)	MicroStrategy, Inc.	106,405	0.0
57,609	(1)	nCino, Inc.	1,427,551	0.3
84,435	(1)	nLight, Inc.	859,548	0.2
17,909	(1)	Novanta, Inc.	2,849,143	0.6
20,130	(1)	OSI Systems, Inc.	2,060,507	0.4
11,488	(1)	PagerDuty, Inc.	401,850	0.1
94,324	(1)	Paycor HCM, Inc.	2,501,473	0.5
6,547	(1)	PDF Solutions, Inc.	277,593	0.1
5,547	(1)	Perficient, Inc.	400,438	0.1
46,372		Power Integrations, Inc.	3,924,926	0.8
54,963	(1)	Q2 Holdings, Inc.	1,353,189	0.3
6,431	(1)	Qualys, Inc.	836,159	0.2
5,354	(1)	Rambus, Inc.	274,446	0.1
28,229	(1),(2)	Riot Platforms, Inc.	282,008	0.1
7,527	(1)	Scansource, Inc.	229,122	0.0
7,022	(1)	Semtech Corp.	169,511	0.0
19,246	(1)	Silicon Laboratories, Inc.	3,369,782	0.7
28,085	(1)	SMART Global Holdings, Inc.	484,185	0.1
7,121	(1)	Sprout Social, Inc.	433,527	0.1
800	(1)	SPS Commerce, Inc.	121,840	0.0
700	(1)	Synaptics, Inc.	77,805	0.0
3,879	(1)	Tenable Holdings, Inc.	184,291	0.0
76,099	(1)	TTM Technologies, Inc.	1,026,576	0.2
10,121	(1)	Ultra Clean Holdings, Inc.	335,612	0.1
23,284	(1)	Unisys Corp.	90,342	0.0
27,198	(1)	Upland Software, Inc.	116,951	0.0
46,885	(1)	Verint Systems, Inc.	1,745,997	0.4
20,118	(1)	Workiva, Inc.	2,060,284	0.4
12,249	(1)	Xperi, Inc.	133,882	0.0
119,730	(1)	Zuora, Inc.	1,182,932	0.3
			58,234,453	12.5

		Materials: 4.5%
7,073		AdvanSix, Inc.	270,684	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,768		Alpha Metallurgical Resources, Inc.	$275,808	0.1
30,365		Aptargroup, Inc.	3,588,839	0.8
16,841	(1)	Arconic Corp.	441,740	0.1
3,879	(1)	ATI, Inc.	153,065	0.0
12,539		Avient Corp.	516,105	0.1
43,115	(1)	Axalta Coating Systems Ltd.	1,305,953	0.3
11,046		Cabot Corp.	846,566	0.2
24,212		Commercial Metals Co.	1,183,967	0.3
27,934	(1)	Constellium SE	426,832	0.1
80,014	(1)	Diversey Holdings Ltd.	647,313	0.1
7,305	(1)	Ecovyst, Inc.	80,720	0.0
3,142		Greif, Inc. - Class A	199,109	0.0
8,251		HB Fuller Co.	564,781	0.1
7,602	(1)	Ingevity Corp.	543,695	0.1
7,610	(1)	Livent Corp.	165,289	0.0
3,697		Louisiana-Pacific Corp.	200,414	0.1
2,877		Minerals Technologies, Inc.	173,828	0.0
15,514	(1)	O-I Glass, Inc.	352,323	0.1
1,900		Olympic Steel, Inc.	99,199	0.0
55,379		Orion Engineered Carbons SA	1,444,838	0.3
178,340	(1)	Perimeter Solutions SA	1,440,987	0.3
15,367		Quaker Chemical Corp.	3,041,898	0.7
4,910		Schnitzer Steel Industries, Inc.	152,701	0.0
8,106	(1)	Summit Materials, Inc.	230,940	0.1
9,200		SunCoke Energy, Inc.	82,616	0.0
26,173		Tronox Holdings PLC	376,368	0.1
57,930		Valvoline, Inc.	2,024,074	0.4
			20,830,652	4.5

		Real Estate: 6.0%
32,914		Agree Realty Corp.	2,258,230	0.5
11,038	(1)	Anywhere Real Estate, Inc.	58,281	0.0
41,044		Apple Hospitality REIT, Inc.	637,003	0.1
6,432		Armada Hoffler Properties, Inc.	75,962	0.0
10,400		Broadstone Net Lease, Inc.	176,904	0.0
26,483		CareTrust REIT, Inc.	518,537	0.1
5,035		Community Healthcare Trust, Inc.	184,281	0.0
27,740		Corporate Office Properties Trust SBI MD	657,715	0.1
2,410		CTO Realty Growth, Inc.	41,597	0.0
59,093		CubeSmart	2,731,278	0.6
188,525	(1)	Cushman & Wakefield PLC	1,987,054	0.4
34,383		DiamondRock Hospitality Co.	279,534	0.1
19,043		EastGroup Properties, Inc.	3,148,189	0.7
17,477		Equity Commonwealth	361,949	0.1
8,884		Essential Properties Realty Trust, Inc.	220,767	0.0
4,667		First Industrial Realty Trust, Inc.	248,284	0.1
3,778	(2)	Getty Realty Corp.	136,121	0.0
4,963		Global Medical REIT, Inc.	45,213	0.0
15,862		Healthcare Realty Trust, Inc.	306,612	0.1
7,783		Independence Realty Trust, Inc.	124,761	0.0
4,247	(2)	Innovative Industrial Properties, Inc.	322,730	0.1
29,974		Kite Realty Group Trust	627,056	0.1
8,836		Macerich Co.	93,662	0.0
47,781		National Retail Properties, Inc.	2,109,531	0.5
7,125		National Storage Affiliates Trust	297,682	0.1
4,988		NETSTREIT Corp.	91,181	0.0
135,278		Outfront Media, Inc.	2,195,562	0.5
21,300		Phillips Edison & Co., Inc.	694,806	0.2
58,745		Physicians Realty Trust	877,063	0.2
14,141		Piedmont Office Realty Trust, Inc.	103,229	0.0
3,236		Plymouth Industrial REIT, Inc.	67,988	0.0
14,593		PotlatchDeltic Corp.	722,354	0.2
34,171		RLJ Lodging Trust	362,213	0.1
1,855		RMR Group, Inc.	48,675	0.0
35,723		Ryman Hospitality Properties	3,205,425	0.7
35,504		SITE Centers Corp.	435,989	0.1
33,227		STAG Industrial, Inc.	1,123,737	0.2
884		Terreno Realty Corp.	57,106	0.0
24,681		UMH Properties, Inc.	365,032	0.1
3,133		Xenia Hotels & Resorts, Inc.	41,011	0.0
			28,040,304	6.0

		Utilities: 2.6%
4,536		Chesapeake Utilities Corp.	580,563	0.1
13,864		Clearway Energy, Inc.-Class A	416,336	0.1
37,834		Clearway Energy, Inc.-Class C	1,185,339	0.2
5,035		Idacorp, Inc.	545,442	0.1
4,200		MGE Energy, Inc.	326,214	0.1
5,547		New Jersey Resources Corp.	295,100	0.1
7,757		Northwest Natural Holding Co.	368,923	0.1
49,147		NorthWestern Corp.	2,843,645	0.6
5,989		ONE Gas, Inc.	474,509	0.1
78,783		Portland General Electric Co.	3,851,701	0.8
7,020		Southwest Gas Holdings, Inc.	438,399	0.1
4,615		Spire, Inc.	323,696	0.1
8,936		Unitil Corp.	509,709	0.1
			12,159,576	2.6

	Total Common Stock
	(Cost $444,066,297)		449,270,307	96.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: –%
		Health Care: –%
28,260	(1),(3),(4)	Aduro Biotech, Inc. - CVR	$–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $444,066,297)	449,270,307	96.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements: 2.2%
2,466,832	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,467,809, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $2,516,169, due 11/01/49-02/01/51)	2,466,832	0.5
452,757	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $452,936, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $461,812, due 12/26/24-03/20/53)	452,757	0.1
2,466,832	(5)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $2,467,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,516,169, due 06/15/24-02/15/53)	2,466,832	0.6
2,466,832	(5)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,467,828, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,516,184, due 04/14/23-03/21/28)	2,466,832	0.5
2,466,832	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,467,809, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,516,169, due 04/06/23-02/20/53)	2,466,832	0.5

		Total Repurchase Agreements
		(Cost $10,320,085)	10,320,085	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
10,010,756	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
		(Cost $10,010,756)	10,010,756	2.2

		Total Short-Term Investments
		(Cost $20,330,841)	20,330,841	4.4

		Total Investments in Securities (Cost $464,397,138)	$469,601,148	100.6
		Liabilities in Excess of Other Assets	(2,569,085)	(0.6)
		Net Assets	$467,032,063	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2023.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$449,270,307	$–	$–	$449,270,307
Rights	–	–	–	–
Short-Term Investments	10,010,756	10,320,085	–	20,330,841
Total Investments, at fair value	$459,281,063	$10,320,085	$–	$469,601,148
Liabilities Table
Other Financial Instruments+
Futures	$(1,013)	$–	$–	$(1,013)
Total Liabilities	$(1,013)	$–	$–	$(1,013)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At March 31, 2023, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	87	06/16/23	$7,888,725	$(1,013)
			$7,888,725	$(1,013)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $469,204,277.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,817,945
Gross Unrealized Depreciation	(60,422,087)
Net Unrealized Appreciation	$395,858